Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Schedule of Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Evaluated oil and natural gas properties (1)	$1,545,402	$1,217,597	$673,860
Unevaluated oil and natural gas properties	5,004	4,494	19,156
Accumulated depletion, depreciation, and amortization (1)	(265,710)	(187,022)	(143,950)

Total	$1,284,696	$1,035,069	$549,066

(1) Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Property acquisition costs, proved	$278,246	$404,116	$299,226
Exploration and extension well costs	42,430	40,034	9,553
Development (1)	62,472	62,411	12,577

Total	$383,148	$506,561	$321,356

(1) Amounts do not include costs for SPBPC and related support equipment.

Schedule of product prices used for valuing the reserves

	2012	2011	2010

Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.75	$75.99

NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.19	$76.43

Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)    The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.

(2)    The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees,

        and regional price differentials.

Schedule of net reserves

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	27,150	579,751	15,045	832,913
Extensions and discoveries	7,501	19,869	1,053	71,192
Purchase of minerals in place	11,336	113,617	7,095	224,202
Production	(1,519)	(29,744)	(745)	(43,329)
Sales of minerals in place	(4,214)	(4,214)	--	(29,499)
Revision of previous estimates	(1,165)	(74,839)	6,904	(40,384)

End of year	39,089	604,440	29,352	1,015,095

Proved developed reserves:
Beginning of year	19,332	413,431	10,015	589,504
End of year	24,515	376,932	15,947	619,704

Proved undeveloped reserves:
Beginning of year	7,818	166,320	5,030	243,409
End of year	14,574	227,508	13,405	395,391

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	16,280	291,074	1,326	396,708
Extensions and discoveries	1,739	55,454	2,371	80,120
Purchase of minerals in place	7,518	269,653	10,142	376,580
Production	(1,112)	(25,829)	(375)	(34,755)
Reserves retained by our predecessor	(23)	(3,198)	--	(3,335)
Sales of minerals in place	(1)	(132)	--	(138)
Revision of previous estimates	2,749	(7,271)	1,581	17,733

End of year	27,150	579,751	15,045	832,913

Proved developed reserves:
Beginning of year	12,967	214,916	992	298,671
End of year	19,332	413,431	10,015	589,504

Proved undeveloped reserves:
Beginning of year	3,313	76,158	334	98,037
End of year	7,818	166,320	5,030	243,409

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)

Proved developed and undeveloped reserves:
Beginning of year	10,011	85,137	--	145,204
Extensions and discoveries	171	35,951	249	38,476
Purchase of minerals in place	3,682	169,515	470	194,426
Production	(731)	(13,549)	(72)	(18,366)
Revision of previous estimates	3,147	14,020	679	36,968

End of year	16,280	291,074	1,326	396,708

Proved developed reserves:
Beginning of year	6,135	61,527	--	98,339
End of year	12,967	214,916	992	298,671

Proved undeveloped reserves:
Beginning of year	3,876	23,610	--	46,865
End of year	3,313	76,158	334	98,037

Standardized measure of discounted future net cash flows

	Years Ended December 31,
	2012	2011	2010

	(In thousands)

Future cash inflows	$6,511,776	$5,747,123	$2,539,718
Future production costs	(2,258,554)	(1,920,497)	(992,340)
Future development costs	(620,944)	(432,144)	(230,855)
Future income tax expense (1)	--	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	3,632,278	3,390,062	1,311,060
10% annual discount for estimated timing of cash flows	(2,042,362)	(1,890,648)	(714,364)

Standardized measure of discounted future net cash flows	$1,589,916	$1,499,414	$596,696

(1)    We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

	Years Ended December 31,
	2012	2011	2010

	(In thousands)
Beginning of year	$1,499,414	$596,696	$212,937
Sale of oil and natural gas produced, net of production costs	(160,023)	(153,621)	(68,553)
Purchase of minerals in place	375,953	565,760	282,798
Sale of minerals in place	(154,963)	(282)	--
Reserves retained by predecessor	--	(1,940)	--
Extensions and discoveries	265,108	114,482	19,891
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(331,760)	197,939	52,956
Previously estimated development costs incurred	66,360	4,721	10,528
Net changes in future development costs	(1,140)	(17,054)	(997)
Revisions of previous quantities	(90,587)	99,514	85,889
Accretion of discount	150,136	80,999	21,391
Change in production rates and other	(30,529)	14,147	(18,638)

End of year	$1,589,916	$1,499,414	$596,696